Bank loan	12 Months Ended
Feb. 28, 2025
Debt Disclosure [Abstract]
Bank loan

7 Bank loan

The Company has a five-year S$50,000 unsecured fixed rate bank loan which matures in June 2025. The bank loan carries interest of 2.5% per annum and was guaranteed by director. As at February 29, 2024 and February 28, 2025, the carrying amount of the bank loan was S$13,945 and S$3,442 (US$2,551), respectively.

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
Year ending February 28,
2026	3,442	2,551

Total	3,442	2,551
Less: current portion	(3,442)	(2,551)
Long-term portion	-	-